Employees' Rights upon Retirement (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Employees' Rights upon Retirement [Abstract]
Accrued severance pay	$ 1,687	$ 1,786
Less - amounts funded (presented in ''investment and other non-current assets'')	(1,565)	(1,623)
Unfunded balance	$ 122	$ 163